ASSETS HELD FOR SALE - Schedule of Assets and liabilities classified as Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale [Line Items]
Cash and cash equivalents	$ 682	$ 624	$ 627	$ 642
Trade receivables and other current assets	992	933
Property, plant and equipment	39,699	38,696
Total Assets	46,267	44,129
Current liabilities	15,453	11,254
Non-recourse borrowings	2,772	1,282
Other long-term liabilities	443	416
Liabilities directly associated with assets held for sale	37,035	$ 32,021
Assets and liabilities classified as held for sale
Assets Held For Sale [Line Items]
Cash and cash equivalents	6
Trade receivables and other current assets	9
Financial instrument assets	10
Property, plant and equipment	441
Total Assets	466
Current liabilities	4
Non-recourse borrowings	133
Financial instrument liabilities	65
Other long-term liabilities	10
Provisions	8
Liabilities directly associated with assets held for sale	$ 220